Guarantor and Non-Guarantor Supplemental Financial Information - Statements of Operations and Comprehensive (Loss) Income (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Income Statements, Captions [Line Items]
Revenues	$ 417,479	$ 355,060	$ 757,907	$ 653,721	$ 563,677
Costs and expenses	464,469	391,608	829,009	762,396	657,546
(Loss) income from operations	(46,990)	(36,548)	(71,102)	(108,675)	(93,869)
(Loss) income from subsidiaries	0	0	0	0	0
Other expense (income), net	118,732	97,595	204,788	170,081	144,277
(Loss) income before income tax expenses	(165,722)	(134,143)	(275,890)	(278,756)	(238,146)
Income tax (benefit) expense	1,151	672	67	351	514
Net (loss) income	(166,873)	(134,815)	(275,957)	(279,107)	(238,660)
Other comprehensive (loss) income, net of tax effects:
Net loss	(166,873)	(134,815)	(275,957)	(279,107)	(238,660)
Foreign currency translation adjustment	1,576	2,801	2,482	(13,293)	(11,333)
Unrealized gain on marketable securities	(258)	0	1,011	0	0
Total other comprehensive gain	1,318	2,801	3,493	(13,293)	(11,333)
Comprehensive loss	(165,555)	(132,014)	(272,464)	(292,400)	(249,993)
Eliminations
Condensed Income Statements, Captions [Line Items]
Revenues	(1,351)	(1,351)	(2,704)	(2,808)	(3,122)
Costs and expenses	(1,351)	(1,351)	(2,704)	(2,808)	(3,122)
(Loss) income from operations	0	0	0	0	0
(Loss) income from subsidiaries	214,369	167,309	345,594	397,992	332,510
Other expense (income), net	0	0	0	0	0
(Loss) income before income tax expenses	214,369	167,309	345,594	397,992	332,510
Income tax (benefit) expense	0	0	0	0	0
Net (loss) income	214,369	167,309	345,594	397,992	332,510
Other comprehensive (loss) income, net of tax effects:
Net loss	214,369	167,309	345,594	397,992	332,510
Foreign currency translation adjustment	(1,576)	(2,801)	(2,482)	13,292	11,333
Unrealized gain on marketable securities	258		(1,011)
Total other comprehensive gain	(1,318)	(2,801)
Comprehensive loss	213,051	164,508	342,101	411,284	343,843
Parent | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0	0	0
Costs and expenses	0	0	0	0	0
(Loss) income from operations	0	0	0	0	0
(Loss) income from subsidiaries	(166,873)	(134,815)	(275,957)	(279,107)	(238,660)
Other expense (income), net	0	0	0	0	0
(Loss) income before income tax expenses	(166,873)	(134,815)	(275,957)	(279,107)	(238,660)
Income tax (benefit) expense	0	0	0	0	0
Net (loss) income	(166,873)	(134,815)	(275,957)	(279,107)	(238,660)
Other comprehensive (loss) income, net of tax effects:
Net loss	(166,873)	(134,815)	(275,957)	(279,107)	(238,660)
Foreign currency translation adjustment	0	0	0	0	0
Unrealized gain on marketable securities	0		0
Total other comprehensive gain	0	0
Comprehensive loss	(166,873)	(134,815)	(275,957)	(279,107)	(238,660)
APX Group, Inc. | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	0	0	0	0	0
Costs and expenses	0	0	0	0	0
(Loss) income from operations	0	0	0	0	0
(Loss) income from subsidiaries	(47,496)	(32,494)	(69,637)	(118,885)	(93,850)
Other expense (income), net	119,377	102,321	206,320	160,222	145,917
(Loss) income before income tax expenses	(166,873)	(134,815)	(275,957)	(279,107)	(239,767)
Income tax (benefit) expense	0	0	0	0	(1,107)
Net (loss) income	(166,873)	(134,815)	(275,957)	(279,107)	(238,660)
Other comprehensive (loss) income, net of tax effects:
Net loss	(166,873)	(134,815)	(275,957)	(279,107)	(238,660)
Foreign currency translation adjustment	1,576	2,801	2,482	(13,293)	(11,333)
Unrealized gain on marketable securities	(258)		1,011
Total other comprehensive gain	1,318	2,801
Comprehensive loss	(165,555)	(132,014)	(272,464)	(292,400)	(249,993)
Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	395,515	337,256	715,072	622,507	530,888
Costs and expenses	445,668	373,319	787,138	730,322	623,124
(Loss) income from operations	(50,153)	(36,063)	(72,066)	(107,815)	(92,236)
(Loss) income from subsidiaries	0	0	0	0	0
Other expense (income), net	1,741	(1,428)	(1,207)	9,763	(1,676)
(Loss) income before income tax expenses	(51,894)	(34,635)	(70,859)	(117,578)	(90,560)
Income tax (benefit) expense	(269)	185	545	392	779
Net (loss) income	(51,625)	(34,820)	(71,404)	(117,970)	(91,339)
Other comprehensive (loss) income, net of tax effects:
Net loss	(51,625)	(34,820)	(71,404)	(117,970)	(91,339)
Foreign currency translation adjustment	0	0	0	2	(6,895)
Unrealized gain on marketable securities	(258)		1,011
Total other comprehensive gain	(258)	0
Comprehensive loss	(51,883)	(34,820)	(70,393)	(117,968)	(98,234)
Non-Guarantor Subsidiaries | Reportable Legal Entities
Condensed Income Statements, Captions [Line Items]
Revenues	23,315	19,155	45,539	34,022	35,911
Costs and expenses	20,152	19,640	44,575	34,882	37,544
(Loss) income from operations	3,163	(485)	964	(860)	(1,633)
(Loss) income from subsidiaries	0	0	0	0	0
Other expense (income), net	(2,386)	(3,298)	(325)	96	36
(Loss) income before income tax expenses	5,549	2,813	1,289	(956)	(1,669)
Income tax (benefit) expense	1,420	487	(478)	(41)	842
Net (loss) income	4,129	2,326	1,767	(915)	(2,511)
Other comprehensive (loss) income, net of tax effects:
Net loss	4,129	2,326	1,767	(915)	(2,511)
Foreign currency translation adjustment	1,576	2,801	2,482	(13,294)	(4,438)
Unrealized gain on marketable securities	0		0
Total other comprehensive gain	1,576	2,801
Comprehensive loss	$ 5,705	$ 5,127	$ 4,249	$ (14,209)	$ (6,949)